Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000195030
Shareholder Report [Line Items]
Fund Name	Redwood AlphaFactor Tactical International Fund
Class Name	Class I
Trading Symbol	RWIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/alphafactor-international
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.20%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.20%
AssetsNet	$ 150,955,497
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 555,149
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$150,955,497
Number of Portfolio Holdings	2
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$555,149
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	94.0%
Money Market Funds	6.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	83.2%
Money Market Funds	1.0%
Real Estate	15.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Redwood Real Estate Income Fund, Class I	15.8%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%

C000178523
Shareholder Report [Line Items]
Fund Name	Redwood Managed Municipal Income Fund
Class Name	Class I
Trading Symbol	RWMIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-muni-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	1.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 124,356,530
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 255,808
InvestmentCompanyPortfolioTurnover	667.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$124,356,530
Number of Portfolio Holdings	21
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$255,808
Portfolio Turnover	667%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.5%
Exchange-Traded Funds	0.0%
Money Market Funds	85.4%
Open End Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.1%
Real Estate	14.4%
Money Market Funds	84.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Municipal Money Market Fund, Agency Class	28.2%
BlackRock Liquidity Funds MuniCash, Institutional Class	28.1%
JPMorgan Tax Free Money Market Fund, Agency Class	28.1%
Redwood Real Estate Income Fund, Class I	14.4%
First Eagle Funds - First Eagle High Income Fund, Class I	0.1%
Invesco Rochester Municipal Opportunities Fund, Class Y	0.0%
Goldman Sachs High Yield Municipal Fund, Institutional Class	0.0%
Invesco High Yield Municipal Fund, Class Y	0.0%
Nuveen High Yield Municipal Bond Fund, Class I	0.0%
iShares High Yield Muni Active ETF	0.0%

C000131991
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class I
Trading Symbol	RWDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 114,679,651
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 768,308
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

C000131992
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class N
Trading Symbol	RWDNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	1.80%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
AssetsNet	$ 114,679,651
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 768,308
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

C000131993
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class Y
Trading Symbol	RWDYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 114,679,651
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 768,308
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$114,679,651
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$768,308
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	12.4%
Corporate Bonds	0.5%
Money Market Funds	1.0%
Open End Funds	86.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Consumer Staples	0.1%
Energy	0.3%
Money Market Funds	1.0%
Real Estate	12.3%
Fixed Income	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.7%
American High-Income Trust, Class F-3	18.7%
JPMorgan High Yield Fund, Class I	18.7%
Lord Abbett High Yield Fund, Class I	18.7%
Redwood Real Estate Income Fund, Class I	12.2%
Goldman Sachs High Yield Fund, Institutional Class	10.2%
Goldman Sachs Financial Square Government Fund, Administration Shares	1.0%
Murphy Oil Corporation	0.2%
Apache Corporation	0.1%
Kraft Heinz Foods Company	0.1%

C000195032
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class I
Trading Symbol	RWSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.30%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.30%
AssetsNet	$ 192,059,647
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 914,445
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,059,647
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$914,445
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.9%
Common Stocks	41.3%
Exchange-Traded Funds	41.4%
Money Market Funds	0.1%
Open End Funds	0.1%
Purchased Options	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.1%
Financials	0.8%
Purchased Options	2.2%
Industrials	3.2%
Energy	3.9%
Utilities	4.1%
Consumer Staples	4.1%
Consumer Discretionary	4.1%
Materials	4.1%
Communications	4.2%
Health Care	4.3%
Technology	5.0%
Real Estate	18.2%
Equity	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	20.6%
Redwood Real Estate Income Fund, Class I	14.9%
Vanguard FTSE All World ex-US Small-Cap ETF	10.3%
Schwab International Small-Cap Equity ETF	10.3%
SPDR S&P 500 ETF Trust Mar 31 P500	2.2%
Merck & Company, Inc.	0.9%
Pfizer, Inc.	0.9%
Crown Castle, Inc.	0.9%
Bristol-Myers Squibb Company	0.9%
Viatris, Inc.	0.8%

C000195033
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class N
Trading Symbol	RWSNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.55%
AssetsNet	$ 192,059,647
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 914,445
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$192,059,647
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$914,445
Portfolio Turnover	104%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.9%
Common Stocks	41.3%
Exchange-Traded Funds	41.4%
Money Market Funds	0.1%
Open End Funds	0.1%
Purchased Options	2.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.1%
Financials	0.8%
Purchased Options	2.2%
Industrials	3.2%
Energy	3.9%
Utilities	4.1%
Consumer Staples	4.1%
Consumer Discretionary	4.1%
Materials	4.1%
Communications	4.2%
Health Care	4.3%
Technology	5.0%
Real Estate	18.2%
Equity	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	20.6%
Redwood Real Estate Income Fund, Class I	14.9%
Vanguard FTSE All World ex-US Small-Cap ETF	10.3%
Schwab International Small-Cap Equity ETF	10.3%
SPDR S&P 500 ETF Trust Mar 31 P500	2.2%
Merck & Company, Inc.	0.9%
Pfizer, Inc.	0.9%
Crown Castle, Inc.	0.9%
Bristol-Myers Squibb Company	0.9%
Viatris, Inc.	0.8%